Equity Activity (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) Net of Tax
Equity, beginning balance	$ 23,172	$ 22,755	$ 13,584
Changes for period	(3,142)	87	3,015
Equity, ending balance	20,236	23,172	22,755
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) Net of Tax
Equity, beginning balance	(18,743)	(18,830)	(21,845)
Changes for period	(3,142)	87	3,015
Equity, ending balance	(21,885)	(18,743)	(18,830)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) Net of Tax
Equity, beginning balance	(96)	(481)
Changes for period	167	385
Equity, ending balance	71	(96)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) Net of Tax
Equity, beginning balance	2,478	1,836
Changes for period	(711)	643
Equity, ending balance	1,767	2,478
Net Change Retirement- related Benefit Plans
Accumulated Other Comprehensive Income (Loss) Net of Tax
Equity, beginning balance	(21,289)	(20,297)
Changes for period	(2,448)	(992)
Equity, ending balance	(23,737)	(21,289)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) Net of Tax
Equity, beginning balance	164	113
Changes for period	(150)	51
Equity, ending balance	$ 13	$ 164